Inventories, Net - Summary of Analysis of Inventories (Detail) $ in Thousands, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Classes of current inventories [abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 33,763,086		$ 43,954,616
Less: Reserve for obsolete and slow-moving inventories	(3,385,647)		(2,852,604)
Total	$ 30,377,439	$ 1,523	$ 41,102,012